INVESTMENTS IN DIRECT FINANCING LEASES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) carriers vessel assets	Dec. 31, 2014 USD ($) assets	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($) vessel	Feb. 29, 2016 vessel	Jun. 05, 2015 carriers vessel
Number of Suezmax tankers sold [Line Items]
Number of VLCCs and Suezmaxes Chartered | vessel	14
Term of charters, minimum (in years)	4 years
Term of charters, maximum (in years)	11 years
Number of offshore supply vessels chartered on long-term bareboat charters | vessel	2
Joint venture, ownership percentage	50.00%
Assets accounted for as direct financing leases and leased to related parties | assets	16	19
Number of very large crude oil carriers owned | carriers	12					12
Number of Suezmax crude oil carriers owned | carriers	4					5
Number of Suezmax tankers sold | carriers	3
Vessel impairment charge	$ 42,410	$ 11,800	$ 0
Minimum future lease revenues to be received [Abstract]
2016	109,340
2017	109,042
2018	109,042
2019	109,042
2020	96,410
Thereafter	292,584
Total minimum lease revenues	825,460
Property subject to direct financing leases [Member]
Number of Suezmax tankers sold [Line Items]
Vessel impairment charge	$ 13,200
Frontline Charterers [Member]
Number of Suezmax tankers sold [Line Items]
Assets accounted for as direct financing leases and leased to related parties | vessel	14			28		17
Compensation Payment Received for Lease Amendments	$ 150,200			$ 106,000
DESS Cyprus Limited [Member]
Number of Suezmax tankers sold [Line Items]
Number of offshore supply vessels chartered on long-term bareboat charters | vessel	1
Subsequent Event [Member]
Number of Suezmax tankers sold [Line Items]
Number of offshore supply vessels subsequently sold | vessel					1